Shareholder Report, Holdings (Details) - Schwab Global Real Estate Fund [Member]	Feb. 28, 2025
Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Essex Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Brixmor Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Vicinity Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Scentre Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Real Estate Development [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Real Estate Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Homebuildings [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.30%
JAPAN
Holdings [Line Items]
Percent of Total Investments	8.10%
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
FRANCE
Holdings [Line Items]
Percent of Total Investments	2.50%
Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%